Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Loss [Abstract]
Components of Accumulated Other Comprehensive Loss

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following:

(Dollars in thousands)	As of December 31,
	2017	2016	2015
Unrealized (losses) gains on available for sale securities	$(1,683)	$(866)	$96
Unrecognized expense for defined benefit pension	(2,351)	(2,343)	(2,299)
Accumulated other comprehensive loss	$(4,034)	$(3,209)	$(2,203)